Fair Value (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 26, 2021	Jan. 02, 2020
Fair Value Disclosures [Abstract]
Probability of a Going Public Transaction	90.00%		50.00%
Volatility	58.20%	50.60%	58.50%
Stock price of public company at the time of measurement			$ 0.627
Date of a Going Public Transaction	Jul. 31, 2021		Apr. 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	23,366,319		52,077,000
Stock price of public company at the time of measurement	$ 6.14		$ 0.63	$ 6.80	$ 2